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                                                                          [LOGO]
                                                                    THE HARTFORD

June 11, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
Attention: Division of Investment Management

Re: See Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

       1. The Supplement to the Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

       2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on June 4, 2010.

If you have any additional questions, please feel free to contact me at (860) 843-8697.

Sincerely,

/s/ Krystal Miarecki

Krystal Miarecki
Legal Specialist


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                                   EXHIBIT A

UNION SECURITY INSURANCE COMPANY VARIABLE ACCOUNT C

033-65243         Wall Street Series Survivor VUL
333-69327         Wall Street Series VUL
033-03919         Harmony Investment Life
033-28551         Wall Street Series VUL220
033-48266         Wall Street Series VUL500